Liberty All-Star® Equity Fund	Schedule of Investments
March 31, 2021 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (98.01%)
COMMUNICATION SERVICES (6.52%)
Entertainment (0.96%)
Netflix, Inc.(a)	12,208	$6,368,425
Walt Disney Co.(a)	53,099	9,797,828
		16,166,253
Interactive Media & Services (4.12%)
Alphabet, Inc., Class C(a)	15,478	32,018,255
Facebook, Inc., Class A(a)	96,647	28,465,441
Twitter, Inc.(a)	142,600	9,073,638
		69,557,334
Media (1.44%)
Comcast Corp., Class A	283,468	15,338,454
Omnicom Group, Inc.	119,755	8,879,833
		24,218,287
CONSUMER DISCRETIONARY (14.61%)
Auto Components (1.29%)
Cie Generale des Etablissements Michelin SCA(b)	269,529	8,077,784
Lear Corp.	75,383	13,663,169
		21,740,953
Automobiles (0.67%)
Ford Motor Co.(a)	920,344	11,274,214

Hotels, Restaurants & Leisure (0.75%)
Yum! Brands, Inc.	116,586	12,612,273

Household Durables (3.59%)
Lennar Corp., Class A	103,300	10,457,059
Lennar Corp., Class B	2,500	205,850
Mohawk Industries, Inc.(a)	61,329	11,794,180
Newell Brands, Inc.	482,863	12,931,071
Sony Group Corp(b)	238,588	25,292,714
		60,680,874
Internet & Direct Marketing Retail (3.22%)
Amazon.com, Inc.(a)	12,716	39,344,321
Booking Holdings, Inc.(a)	6,411	14,936,604
		54,280,925
Multiline Retail (1.69%)
Dollar General Corp.	72,713	14,733,108
Dollar Tree, Inc.(a)	121,399	13,895,330
		28,628,438
Specialty Retail (1.22%)
Home Depot, Inc.	25,580	7,808,295

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Schedule of Investments
March 31, 2021 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Specialty Retail (continued)
TJX Cos., Inc.	117,363	$7,763,563
Ulta Beauty, Inc.(a)	16,171	4,999,588
		20,571,446
Textiles, Apparel & Luxury Goods (2.18%)
Gildan Activewear, Inc.	377,408	11,571,329
NIKE, Inc., Class B	78,938	10,490,071
PVH Corp.	97,564	10,312,515
Skechers U.S.A., Inc., Class A(a)	105,415	4,396,860
		36,770,775
CONSUMER STAPLES (3.28%)
Beverages (0.83%)
Coca-Cola Co.	142,000	7,484,820
PepsiCo, Inc.	46,259	6,543,335
		14,028,155
Food & Staples Retailing (0.63%)
Costco Wholesale Corp.	19,116	6,738,008
Walgreens Boots Alliance, Inc.	71,000	3,897,900
		10,635,908
Food Products (0.71%)
Nestle SA(b)	53,043	5,914,825
Tyson Foods, Inc., Class A	81,000	6,018,300
		11,933,125
Household Products (0.42%)
Procter & Gamble Co.	51,500	6,974,645

Personal Products (0.69%)
Unilever PLC(b)	209,272	11,683,656

ENERGY (3.37%)
Energy Equipment & Services (2.03%)
Baker Hughes Co.	457,914	9,895,522
Halliburton Co.	502,719	10,788,350
NOV, Inc.	593,470	8,142,408
Schlumberger NV	200,105	5,440,855
		34,267,135
Oil, Gas & Consumable Fuels (1.34%)
Cabot Oil & Gas Corp.	330,000	6,197,400
Cenovus Energy, Inc.(c)	528,447	3,973,921
Exxon Mobil Corp.	73,583	4,108,139
Phillips 66	58,500	4,770,090

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Schedule of Investments
March 31, 2021 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell PLC, Class A(b)(c)	91,039	$3,569,639
		22,619,189
FINANCIALS (18.46%)
Banks (5.95%)
Bank of America Corp.	211,440	8,180,614
Citigroup, Inc.	239,427	17,418,314
Commerce Bancshares, Inc.	67,200	5,148,192
Cullen/Frost Bankers, Inc.	53,320	5,799,083
East West Bancorp, Inc.	79,400	5,859,720
JPMorgan Chase & Co.	189,458	28,841,191
Mitsubishi UFJ Financial Group, Inc.(b)(c)	650,000	3,497,000
PNC Financial Services Group, Inc.	44,200	7,753,122
Wells Fargo & Co.	459,223	17,941,843
		100,439,079
Capital Markets (3.95%)
Ameriprise Financial, Inc.	33,200	7,717,340
Charles Schwab Corp.	301,900	19,677,842
Goldman Sachs Group, Inc.	27,910	9,126,570
MSCI, Inc.	22,760	9,542,813
Northern Trust Corp.	87,915	9,240,746
S&P Global, Inc.	16,150	5,698,850
UBS Group AG	361,404	5,612,604
		66,616,765
Consumer Finance (1.99%)
American Express Co.	63,677	9,006,475
Capital One Financial Corp.	192,482	24,489,485
		33,495,960
Diversified Financial Services (2.39%)
Berkshire Hathaway, Inc., Class B(a)	83,925	21,440,320
Equitable Holdings, Inc.	371,413	12,115,492
Voya Financial, Inc.	105,990	6,745,203
		40,301,015
Insurance (4.18%)
American International Group, Inc.	373,089	17,240,443
Arch Capital Group, Ltd.(a)	101,861	3,908,406
Axis Capital Holdings, Ltd.	171,252	8,488,962
Chubb, Ltd.	85,026	13,431,557
Cincinnati Financial Corp.	71,000	7,319,390
MetLife, Inc.	188,435	11,454,964
Progressive Corp.	91,031	8,703,474
		70,547,196

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Schedule of Investments
March 31, 2021 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
HEALTH CARE (13.08%)
Biotechnology (1.01%)
Amgen, Inc.	35,800	$8,907,398
Regeneron Pharmaceuticals, Inc.(a)	17,127	8,103,469
		17,010,867
Health Care Equipment & Supplies (5.74%)
Abbott Laboratories	103,739	12,432,082
Alcon, Inc.(a)	104,500	7,333,810
Align Technology, Inc.(a)	18,546	10,043,216
Boston Scientific Corp.(a)	143,997	5,565,484
Danaher Corp.	95,604	21,518,548
Dexcom, Inc.(a)	15,411	5,538,559
Intuitive Surgical, Inc.(a)	8,461	6,252,171
Koninklijke Philips NV(a)	205,780	11,735,642
Medtronic PLC	70,000	8,269,100
Smith & Nephew PLC(b)(c)	215,082	8,151,608
		96,840,220
Health Care Providers & Services (3.61%)
Cardinal Health, Inc.	53,609	3,256,747
Fresenius Medical Care AG & Co. KGaA(b)	204,383	7,537,645
McKesson Corp.	37,804	7,373,292
Quest Diagnostics, Inc.	107,710	13,823,501
UnitedHealth Group, Inc.	77,883	28,977,928
		60,969,113
Life Sciences Tools & Services (1.41%)
Illumina, Inc.(a)	20,951	8,046,441
IQVIA Holdings, Inc.(a)	34,361	6,636,484
Thermo Fisher Scientific, Inc.	19,859	9,063,250
		23,746,175
Pharmaceuticals (1.31%)
Elanco Animal Health, Inc.(a)	209,500	6,169,775
Novartis AG(b)	68,000	5,812,640
Viatris, Inc.(a)	131,953	1,843,383
Zoetis, Inc.	52,950	8,338,566
		22,164,364
INDUSTRIALS (10.63%)
Aerospace & Defense (1.03%)
General Dynamics Corp.	34,000	6,173,040
Textron, Inc.	199,286	11,175,959
		17,348,999

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Schedule of Investments
March 31, 2021 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Air Freight & Logistics (0.41%)
Expeditors International of Washington, Inc.	63,729	$6,862,976

Building Products (1.99%)
Allegion PLC	61,000	7,662,820
Johnson Controls International PLC	137,800	8,222,526
Masco Corp.	295,064	17,674,334
		33,559,680
Commercial Services & Supplies (0.30%)
Waste Connections, Inc.	47,650	5,145,247

Electrical Equipment (0.88%)
Eaton Corp. PLC	75,565	10,449,128
Emerson Electric Co.	49,580	4,473,108
		14,922,236
Industrial Conglomerates (1.30%)
General Electric Co.	1,666,754	21,884,480

Machinery (2.60%)
Dover Corp.	48,926	6,709,222
PACCAR, Inc.	74,552	6,927,372
Parker-Hannifin Corp.	32,000	10,093,760
Wabtec Corp.	152,075	12,038,257
Xylem, Inc.	76,600	8,056,788
		43,825,399
Professional Services (1.43%)
IHS Markit, Ltd.	177,825	17,209,903
TransUnion	77,200	6,948,000
		24,157,903
Road & Rail (0.69%)
Union Pacific Corp.	52,732	11,622,660

INFORMATION TECHNOLOGY (19.87%)
IT Services (6.62%)
Amdocs, Ltd.	95,281	6,683,962
Cognizant Technology Solutions Corp., Class A	127,493	9,959,753
FleetCor Technologies, Inc.(a)	43,873	11,785,604
Mastercard, Inc., Class A	27,496	9,789,951
PayPal Holdings, Inc.(a)	150,106	36,451,741
Snowflake, Inc., Class A(a)	13,803	3,164,752
Twilio, Inc., Class A(a)	10,008	3,410,326

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Schedule of Investments
March 31, 2021 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
IT Services (continued)
Visa, Inc., Class A	143,313	$30,343,661
		111,589,750
Semiconductors & Semiconductor Equipment (2.96%)
ASML Holding N.V.	14,603	9,015,308
Microchip Technology, Inc.	65,800	10,213,476
Micron Technology, Inc.(a)	104,233	9,194,393
NVIDIA Corp.	23,043	12,303,349
QUALCOMM, Inc.	70,000	9,281,300
		50,007,826
Software (9.69%)
Adobe, Inc.(a)	64,965	30,882,412
ANSYS, Inc.(a)	33,000	11,205,480
Autodesk, Inc.(a)	41,988	11,636,974
Intuit, Inc.	21,124	8,091,759
Microsoft Corp.	126,993	29,941,140
salesforce.com, Inc.(a)	117,512	24,897,267
ServiceNow, Inc.(a)	36,535	18,271,519
Splunk, Inc.(a)	38,437	5,207,445
Trade Desk, Inc., Class A(a)	15,432	10,056,417
Workday, Inc., Class A(a)	53,497	13,290,260
		163,480,673
Technology Hardware, Storage & Peripherals (0.60%)
Hewlett Packard Enterprise Co.	641,059	10,090,269

MATERIALS (3.98%)
Chemicals (2.82%)
Corteva, Inc.	225,000	10,489,500
Dow Chemical Co.	174,225	11,139,947
Linde PLC	33,095	9,271,233
PPG Industries, Inc.	62,350	9,368,711
RPM International, Inc.	80,000	7,348,000
		47,617,391
Construction Materials (0.49%)
Martin Marietta Materials, Inc.	24,600	8,261,172

Containers & Packaging (0.67%)
Ball Corp.	133,942	11,350,245

REAL ESTATE (2.73%)
Equity Real Estate Investment Trusts (REITs) (2.73%)
American Tower Corp.	52,000	12,431,120

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Schedule of Investments
March 31, 2021 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (continued)
Crown Castle International Corp.	51,200	$8,813,056
Equinix, Inc.	26,441	17,969,039
Equity LifeStyle Properties, Inc.	52,600	3,347,464
Sun Communities, Inc.	23,800	3,570,952
		46,131,631
UTILITIES (1.48%)
Electric Utilities (1.48%)
Edison International	226,635	13,280,811
NRG Energy, Inc.	308,018	11,621,519
		24,902,330
TOTAL COMMON STOCKS
(COST OF $1,158,197,995)		1,653,535,206

SHORT TERM INVESTMENTS (3.18%)
MONEY MARKET FUND (2.02%)
State Street Institutional US Government Money Market Fund, 0.04%(d)
(COST OF $34,015,303)	34,015,303	34,015,303

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED (1.16%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%
(COST OF $19,512,452)	19,512,452	19,512,452

TOTAL SHORT TERM INVESTMENTS
(COST OF $53,527,755)		53,527,755

TOTAL INVESTMENTS (101.19%)
(COST OF $1,211,725,750)		1,707,062,961

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.19%)		(19,947,968)

NET ASSETS (100.00%)		$1,687,114,993

NET ASSET VALUE PER SHARE
(219,280,183 SHARES OUTSTANDING)		$7.69

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Schedule of Investments
March 31, 2021 (Unaudited)

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $18,822,111.
(d)	Rate reflects seven-day effective yield on March 31, 2021.

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Notes to Schedule of Investments
March 31, 2021 (Unaudited)

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Cash collateral from securities lending activity is reinvested in the State Street Navigator Securities Lending Government Money Market Portfolio (“State Street Navigator”), a registered investment company under the Investment Company Act of 1940 (the “1940 Act”), which operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. Shares of registered investment companies are valued daily at that investment company’s net asset value per share.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees (the "Board"). When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the security will be valued by the Fund’s Valuation Committee using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact a Fund’s net asset value include, but are not limited to: single issuer events such as corporate actions, reorganizations, mergers, spin-offs, liquidations, acquisitions and buyouts; corporate announcements on earnings or product offerings; regulatory news; and litigation and multiple issuer events such as governmental actions; natural disasters or armed conflicts that affect a country or a region; or significant market fluctuations. Potential significant events are monitored by the Advisor, ALPS Advisors, Inc. (the “Advisor”), Sub-Advisers and/or the Valuation Committee through independent reviews of market indicators, general news sources and communications from the Fund’s custodian. As of March 31, 2021, the Fund held no securities that were fair valued.

Security Transactions

Security transactions are recorded on trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Lending of Portfolio Securities

The Fund may lend its portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, State Street Bank & Trust Co. (“SSB”). The Fund will limit such lending to not more than 30% of the value of its total assets. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollar only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, or by irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of no less than 105% of the market value for all other securities. The collateral is maintained thereafter, at a market value equal to no less than 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Liberty All-Star® Equity Fund	Notes to Schedule of Investments
March 31, 2021 (Unaudited)

Any cash collateral received is reinvested in State Street Navigator. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Schedule of Investments as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities.

The following is a summary of the Fund’s securities lending positions and related cash and non-cash collateral received as of March 31, 2021:

Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
$ 18,822,111	$ 19,512,452	$ 0	$ 19,512,452

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Liberty All-Star® Equity Fund	Notes to Schedule of Investments
March 31, 2021 (Unaudited)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities that are valued based on unadjusted quoted prices in active markets are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in shares of registered investment companies are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,653,535,206	$–	$–	$1,653,535,206
Short Term Investments	53,527,755	–	–	53,527,755
Total	$1,707,062,961	$–	$–	$1,707,062,961

*	See Schedule of Investments for industry classifications.

The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Trustees and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.